INCOME TAX - Deferred income tax assets (Details) - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INCOME TAX
Net operating loss carry forwards	¥ 228,979,794	¥ 161,427,285	¥ 111,643,190
Uninvoiced expenditures	6,204,204	23,400,140	14,587,617
Accounts receivable and contract assets allowance	10,363,565	6,966,170	4,877,088
Long term investments impairment	5,260,379	5,260,379	5,260,379
Goodwill impairment	1,416,835	1,416,835	1,416,835
Share of losses of equity method investments	751,836	140,281
Others	1,356,575	28,279	157,237
Less: Valuation allowance	(244,186,061)	(193,549,709)	(132,566,897)	¥ (82,210,810)
Total deferred income tax assets, net	10,147,127	5,089,660	5,375,449
Intangible assets	(185,313)	(259,438)	(425,467)
Equity method investment on the gain from the disposal of a subsidiary	(3,724,258)
Changes in fair value of long-term investments	(5,188,584)	(4,650,000)	(4,425,000)
Total gross deferred income tax liabilities	(9,098,155)	(4,909,438)	(4,850,467)
Net deferred income tax assets	¥ 1,048,972	¥ 180,222	¥ 524,982